OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING LEASES
Schedule of future minimum operating lease payments

	As at December 31,
	2018	2017	2016
Year 1	$479,301	$343,564	$198,814
Year 2	478,040	320,999	110,303
Year 3	338,149	292,845	79,852
Year 4	101,861	265,873	33,838
Year 5	—	110,780	—
	$1,397,351	$1,334,061	$422,807